Acquisitions and disposals (Details Narrative)			1 Months Ended						3 Months Ended	12 Months Ended
	Jun. 09, 2026 ARS ($)	Feb. 09, 2026 ARS ($) ft²	Jun. 24, 2026 ARS ($)	Feb. 26, 2026 ARS ($)	Oct. 30, 2025 ARS ($) ft²	Oct. 17, 2025 ARS ($) ft²	Sep. 17, 2025 ARS ($)	Jan. 27, 2025 ARS ($)	Jun. 30, 2026 ARS ($)	Jun. 30, 2026 ARS ($)	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jan. 28, 2026 ARS ($) ft²
Statement [Line Items]
Percentage of voting interest acquired									29.12%	29.12%
Investment property additions									$ 3,372,350,000,000	$ 3,372,350,000,000	$ 3,131,250,000,000
Property, plant and rquipment gross									71,704,000,000	71,704,000,000	72,237,000,000	$ 68,071,000,000
Lease liabilities									13,442,000,000	13,442,000,000	11,247,000,000
Gain (Loss) from fair value changes in investment property										$ 193,797,000,000	$ (3,338,000,000)	$ (652,773,000,000)
Sale Of Lots And Barter AgreementsRamblas Del Plata [Member]
Statement [Line Items]
Revenue from contract with customer, excluding assessed tax								$ 3,600,000
Additional cash payment								3,500,000
Total contigent consideration								$ 8,953,000,000
Additional sellable square meters values								5,000
Cash advances				$ 21,121,000,000				$ 20,513,000,000
Gain (Loss) from fair value changes in investment property								$ 1,620,000,000
Acquisition Of The Al Oeste Shopping [Member]
Statement [Line Items]
Intangible assets							$ 1,000,000
Purchase price amount							9,000,000
Cash paid for acquisition							4,500,000
Investment properties							15,567,000,000
Imputed interest							$ 1,347,000,000
Cordoba Land Plot Barter Agreement [Member]
Statement [Line Items]
Fair value of assets acquired													$ 3,707,000,000
Office floor area | ft²													979
Sale Of Land Plot In Pilar [Member]
Statement [Line Items]
Investment properties						$ 104,000,000
Total surface land area | ft²						609,343
Property, plant and rquipment gross						$ 1,200,000
Foreign currency transaction amount						$ 2,106,000,000
Property Acquisition [Member]
Statement [Line Items]
Purchase price amount					$ 6,800,000
Total surface land area | ft²					8,856
Buildings area | ft²					17,000
Soleil Lease Agreement [Member]
Statement [Line Items]
Lease liabilities		$ 4,902,000,000
Acquired property total area | ft²		6,200
Right-of-use assets term of the lease		50 years
Corporate Reorganization Of We Are Appa SA Into Shefa Investment [Member]
Statement [Line Items]
Equity securities without readily determinable fair value, amount									$ 1,334,000,000
Ownership interest held by the Group									89.44%
Acquisition of Los Gallegos Shopping Mall [Member]
Statement [Line Items]
Percentage of voting interest acquired	100.00%
Business combination consideration transferred	$ 18,990
Cash paid	17,583
Other liabilities current	1,407,000,000
Investment property additions	1,909,000,000
Payments to acquire investment property	478,000,000
Amount payable for acquisition of investment property	$ 1,431,000,000
Zetol LTD Transaction Boating Trust [Member]
Statement [Line Items]
Gain (Loss) on sale of property, plant and equipment			$ 11,081,000,000
Estimated value of transferred amount			8,600,000
Inventories			1,296,000,000
Revenue from sale of properties held for sale			12,377,000,000
Cost of goods and services sold			$ 1,296,000,000